WRL LETTERHEAD

June 28, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	WRL Series Life Account G
1933 Act File No. 333-_______/1940 Act File No. 811-21929
WRL Capital Creator

CIK No. 0001366273

Dear Sir/Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and WRL Series Life Account G (the "Registrant"), we are transmitting for electronic filing via EDGAR under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, as amended (the “1940 Act”), an Initial Registration Statement on Form N-6 for the purpose of registering the WRL Capital Creator variable life insurance policies (the “Policies”) under the 1933 Act, including all exhibits indicated as being filed therewith. Exhibits not included in this filing will be filed in a pre-effective amendment.

The Policies will be issued through the Registrant, which began operations in 2006. The Registrant registered on July 14, 2006 as a unit investment trust under the 1940 Act (File No. 811-21929) in connection with issuance of certain other flexible premium deferred variable life policies.

Please do not hesitate to contact the undersigned at (727) 299-1747 or Arthur D. Woods, Esq. at (727) 299-1830 if you have any questions.

Sincerely,

/s/ Priscilla I. Hechler

Priscilla I. Hechler

Assistant Vice President

and Assistant Secretary

Enclosure

cc:	Arthur D. Woods, Esq.

Mary Jane Wilson-Bilik, Esq.

Steve Shepard, Esq.